Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non current assets

	2019	2018
	£m	£m
Other receivables	28	36
Non-current tax assets	56	51
Prepayments and accrued income[1]	180	28
	264	115

1.	Includes accrued income in relation to property sales to the St William joint venture.